Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit after tax		£ 1,256	£ 1,319	£ 964
Non-cash items included in profit:
- Depreciation and amortisation		354	322	295
- Amortisation of premiums on debt securities		22	29	67
- Provisions for other liabilities and charges		393	397	762
- Impairment losses		257	132	156
- Corporation tax charge		561	598	381
- Other non-cash items		(230)	(628)	151
- Pension charge for defined benefit pension schemes		32	26	29
Adjustments to reconcile profit (loss)		1,389	876	1,841
Net change in operating assets and liabilities:
- Cash and balances at central banks		(25)	(30)	(22)
- Trading assets		(941)	(2,049)	(4,237)
- Derivative assets		5,529	(4,560)	2,110
- Financial assets designated at fair value		25	257	480
- Loans and advances to banks and customers		(1,832)	(2,265)	(7,789)
- Other assets		(246)	(121)	(532)
- Deposits by banks and customers		10,900	14,434	9,399
- Derivative liabilities		(5,490)	1,595	(1,224)
- Trading liabilities		15,017	2,837	(2,606)
- Financial liabilities designated at fair value		717	336	27
- Debt securities in issue		132	409	(1,166)
- Other liabilities		(1,397)	1,589	(138)
Net change in operating assets and liabilities		22,389	12,432	(5,698)
Corporation taxes paid		(484)	(507)	(419)
Effects of exchange rate differences		(574)	3,885	(585)
Net cash flows from operating activities		23,976	18,005	(3,897)
Cash flows from investing activities
Investments in other entities				(109)
Proceeds from disposal of subsidiaries	[1]		149
Purchase of property, plant and equipment and intangible assets		(542)	(374)	(356)
Proceeds from sale of property, plant and equipment and intangible assets		52	65	40
Purchase of financial investments		(726)	(9,539)	(2,021)
Proceeds from sale and redemption of financial investments		2,032	2,359	1,928
Net cash flows from investing activities		816	(7,340)	(518)
Cash flows from financing activities
Issue of AT1 Capital Securities		500		750
Issuance costs of AT1 Capital Securities		(4)
Issue of debt securities and subordinated notes		6,645	5,547	13,267
Issuance costs of debt securities and subordinated notes		(15)	(17)	(33)
Repayment of debt securities and subordinated notes		(13,763)	(11,352)	(16,098)
Repurchase of preference shares and other equity instruments			(7)	(99)
Dividends paid on ordinary shares		(829)	(419)	(575)
Dividends paid on preference shares and other equity instruments		(152)	(128)	(126)
Dividends paid on non-controlling interests		(19)	(12)
Net cash flows from financing activities		(7,637)	(6,388)	(2,914)
Change in cash and cash equivalents		17,155	4,277	(7,329)
Cash and cash equivalents at beginning of the year		25,705	20,351	27,363
Effects of exchange rate changes on cash and cash equivalents		(634)	1,077	317
Cash and cash equivalents at the end of the year		42,226	25,705	20,351
Cash and cash equivalents consist of:
Cash and balances at central banks		32,771	17,107	16,842
Less: regulatory minimum cash balances		(395)	(370)	(340)
Cash and bank balances at central banks less regulatory minimum cash balances		32,376	16,737	16,502
Net trading and other cash equivalents		5,953	6,537	2,068
Net non-trading other cash equivalents		3,897	2,431	1,781
Cash and cash equivalents at the end of the year		£ 42,226	£ 25,705	£ 20,351

[1]	In 2016, the Santander UK group sold a number of subsidiaries for a cash consideration of £149m. The net assets disposed of consisted of other assets and other liabilities of £138m.